INCOME TAXES - Components of deferred income tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes
Deferred tax liability, net	$ (740,198)	$ (719,334)	$ (589,465)
Deferred tax expense (income)	20,100	142,368	(20,023)
Accounts payable, accrued charges and provisions
Deferred income taxes
Deferred tax liability, net	11,284	10,470
Deferred tax expense (income)	(814)	1,185	(1,365)
Defined benefit plans
Deferred income taxes
Deferred tax liability, net	24,042	19,497
Deferred tax expense (income)	(1,089)	(220)	(1,548)
Contract assets
Deferred income taxes
Deferred tax liability, net	(54,286)	(48,658)
Deferred tax expense (income)	5,628	7,372	14,300
Fixed assets
Deferred income taxes
Deferred tax liability, net	(466,165)	(483,882)
Deferred tax expense (income)	(17,717)	84,860	10,049
Goodwill and intangible assets
Deferred income taxes
Deferred tax liability, net	(238,232)	(204,394)
Deferred tax expense (income)	33,838	54,850	26,559
Long-term debt and derivative financial instruments
Deferred income taxes
Deferred tax liability, net	(15,675)	(8,772)
Deferred tax expense (income)	2,660	(4,740)	424
Benefits from a general partnership
Deferred income taxes
Deferred tax expense (income)		(574)	(67,044)
Other
Deferred income taxes
Deferred tax liability, net	(1,166)	(3,595)
Deferred tax expense (income)	$ (2,406)	$ (365)	$ (1,398)